Accounts Receivable And Contract Assets - Summary of Aging of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 457,850	$ 213,815
Current to 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	405,196	183,105
Over 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 52,654	$ 30,710